[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03162
Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2005

Date of reporting period:	September 30, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments September 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE+	DEMAND DATE*	VALUE
	Short-Term Variable Rate Municipal Obligations (78.1%)
	Alabama
$14,970	Morgan County-Decatur Health Care Authority, Decatur General Hospital Ser 1994 P-FLOATs PT-947	1.73%	10/07/04	$14,970,000

	Arizona
6,850	Arizona Health Facilities Authority, Northern Arizona Healthcare Ser 1996 B (MBIA)	1.70	10/07/04	6,850,000

	California
300	California, Economic Recovery Ser 2004 C-4	1.71	10/01/04	300,000
2,350	California Health Facilities Financing Authority, Adventist Health System/West 1998 Ser C (MBIA)	1.71	10/01/04	2,350,000
1,195	California Statewide Communities Development Authority, House Ear Institute 1993 Ser A COPs	1.71	10/01/04	1,195,000
3,400	Metropolitan Water District of Southern California, Waterworks Ser 2000 B-2	1.69	10/07/04	3,400,000

	Colorado
15,000	Colorado Student Obligation Bond Authority, Ser 1989 A (Ambac) (AMT)	1.75	10/07/04	15,000,000
8,000	Denver Urban Renewal Authority, Stapleton Senior Tax Increment Ser 2004 A-1 P-FLOATs Ser PT-999	1.79	10/07/04	8,000,000
5,775	Park Creek Metropolitan District, Ser 2001 P-FLOATs, PT-2321	1.79	10/07/04	5,775,000
5,170	Thornton, Water Enterprise ROCs II-R Ser 301 (MBIA)	1.75	10/07/04	5,170,000

	Delaware
1,250	Delaware Economic Development Authority, St Andrew’s School Ser 2004	1.70	10/07/04	1,250,000
10,000	University of Delaware, Ser 1998	1.70	10/07/04	10,000,000

	District of Columbia
16,000	District of Columbia, George Washington University Ser 1999 C (MBIA)	1.70	10/07/04	16,000,000

	Florida
22,250	Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 B & C	1.72	10/07/04	22,250,000
8,000	Jacksonville Economic Development Commission, Florida Proton Therapy Institute Ser 2003 A	1.23	12/01/04	8,000,000
9,200	Jacksonville Electric Authority, Water & Sewer System 2003 Ser B (XLCA)	1.67	10/07/04	9,200,000
25,000	Orlando-Orange County Expressway Authority, Ser 2003C3 (FSA)	1.70	10/07/04	25,000,000
4,195	Palm Beach County School Board, Ser 2004 A COPs ROCs II-R Ser 6008 (FGIC)	1.75	10/07/04	4,195,000
18,600	Tampa Bay Water, Utility System Ser 2002 (AMT)	1.75	10/07/04	18,600,000
16,240	Volusia County Health Facilities Authority, Pooled Hospital Loan Ser 1985 (FGIC)	1.63	10/07/04	16,240,000

	Georgia
20,300	Albany-Dougherty County Hospital Authority, Phoebe Putney Memorial Hospital Ser 1991 (Ambac)	1.70	10/07/04	20,300,000
4,000	Atlanta, Airport Ser 2004 A MERLOTs Ser C-14 (FSA)(AMT)	1.79	10/07/04	4,000,000
28,329	Burke County Development Authority, Oglethorpe Power Co Ser 1994 A (FGIC)	1.70	10/07/04	28,329,000

	Hawaii
13,780	Hawaii, ROCs II-R Ser 6012	1.75	10/07/04	13,780,000

	Idaho
4,330	Idaho Health Facilities Authority, St Luke’s Regional Medical Center Ser 2000 (FSA)	1.70	10/01/04	4,330,000

	Illinois
	Chicago,
5,000	2004 Ser A P-FLOATs PT-2361 (FSA)	1.73	10/07/04	5,000,000
8,910	Eagle Ser 20041002 Class A (FGIC)	1.75	10/07/04	8,910,000
16,400	Neighborhoods Alive Ser 21 B (MBIA)	1.70	10/07/04	16,400,000
3,110	Chicago Board of Education, Ser 2000 B (FSA)	1.70	10/07/04	3,110,000
60,000	Chicago Metropolitan Water Reclamation District, 2002 Ser A	1.67	10/07/04	60,000,000
30,500	Cook County, Ser 2002 B	1.70	10/07/04	30,500,000
	Illinois Development Finance Authority,
6,000	Jewish Federation of Metropolitan Chicago Ser 2002 (Ambac)	1.72	10/01/04	6,000,000
8,000	Palos Community Hospital Ser 1998	1.75	10/07/04	8,000,000
	Illinois Finance Authority,
1,200	Northwestern Memorial Hospital Ser 2004 B Subser 2004 B-2	1.73	10/01/04	1,200,000
	Illinois Health Facilities Authority,
5,400	Northwestern Memorial Hospital Ser 2004 B Subser 2004 B-1	1.72	10/01/04	5,400,000
76,250	Northwestern Memorial Hospital Ser 1995	1.70	10/07/04	76,250,000
2,000	Northwestern Memorial Hospital Ser 2002 C	1.72	10/01/04	2,000,000
11,595	Kane, Cook & DuPage Counties, School District #U-46 PUTTERs Ser 426 (Ambac)	1.73	10/07/04	11,595,000
5,020	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Eagle #20040030	1.75	10/07/04	5,020,000
	Class A Ser 2002 A (MBIA)
12,550	Roaring Fork Municipal Products, Class A Certificates Ser 2004-1 (Ambac)	1.77	10/07/04	12,550,000

	Indiana
6,000	Franklin Community Multi-School Building Corporation, Ser 2004 ROCs II-R Ser 2140 (FGIC)	1.75	10/07/04	6,000,000
	Indiana Health Facility Financing Authority,
35,000	Ascension Health Ser 2001 A	1.73	11/15/04	35,000,000
4,000	Clarian Health Obligated Group Ser 2003 H	1.69	10/07/04	4,000,000
2,470	Indianapolis, Health Quest Realty XXI, Ser 1994 A TOBs (FHA)	1.87	10/07/04	2,470,000
1,575	Merrillville, Southlake Care Center Ser 1992 A TOBs (FHA)	1.87	10/07/04	1,575,000
2,430	South Bend, Fountainview Place Ser 1992 A TOBs (FHA)	1.87	10/07/04	2,430,000
5,790	University of Southern Indiana, Student Fee ROCs II-R Ser 2117 (Ambac)	1.75	10/07/04	5,790,000

	Kentucky
22,500	Kenton County Airport Board, Flight Safety International Inc Ser 2001A (AMT)	1.74	10/07/04	22,500,000
20,000	Shelby County, Kentucky Association of Countries Leasing Trust 2004 Ser A	1.72	10/01/04	20,000,000

	Louisiana
9,000	Louisiana Offshore Terminal Authority, Deepwater Port LOOP LLC 2003 A	1.76	10/01/04	9,000,000
11,700	New Orleans Aviation Board, Ser 1993 B (MBIA)	1.66	10/07/04	11,700,000

	Maryland
5,000	Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives Ser 1997 B	1.70	10/07/04	5,000,000

	Massachusetts
44,500	Massachusetts Bay Transportation Authority, Ser 2000	1.70	10/07/04	44,500,000
11,505	Massachusetts Development Finance Agency, Dana Hall School Ser 2004	1.68	10/07/04	11,505,000

	Michigan
64,900	Detroit, Sewage Disposal System Senior Lien Ser 2001 C-1 (FSA)	1.72	10/07/04	64,900,000
45,200	Detroit, Water Supply System Refg Senior Lien Ser 2001-C (FGIC) & Ser 2003-D (MBIA)	1.70	10/07/04	45,200,000
21,300	Michigan Housing Development Authority, Rental Housing 2002 Ser B (MBIA)	1.68	10/07/04	21,300,000
6,000	Michigan Strategic Fund, The Van Andel Research Institute Ser 2001	1.70	10/07/04	6,000,000
9,500	Oakland University, Ser 2001 (FGIC)	1.70	10/07/04	9,500,000
5,000	Woodhaven-Brownstone School District, Ser 2004 B	1.50	11/01/04	5,007,655

	Minnesota
5,000	Minneapolis, Guthrie Theater on the River Ser 2003 A	1.70	10/07/04	5,000,000
9,735	Minnesota Housing Finance Agency, Residential Housing 2002 Ser C	1.20	05/18/05	9,735,000
17,025	University of Minnesota Regents, Ser 2001A	1.73	10/07/04	17,025,000

	Mississippi
1,275	Jackson County, Chevron USA Inc Ser 1993	1.73	10/01/04	1,275,000
35,200	Mississippi, Capital Improvement Ser 2003 E	1.67	10/07/04	35,200,000
30,500	Perry County, Leaf River Forest Products Inc Ser 2002	1.72	10/07/04	30,500,000

	Missouri
4,600	Missouri Development Finance Board, Nelson Gallery Foundation Ser 2001 B (MBIA)	1.72	10/01/04	4,600,000
	Missouri Health & Educational Facilities Authority,
8,310	Cox Health System Ser 2002 (Ambac)	1.80	10/01/04	8,310,000
33,000	Stowers Institute Ser 2002 (MBIA)	1.70	10/07/04	33,000,000
3,400	Washington University Ser 1985 A	1.70	10/07/04	3,400,000
1,700	University of Missouri, Ser 2000 B	1.72	10/01/04	1,700,000

	Nebraska
11,000	American Public Energy Agency, National Public Gas Agency 2003 Ser A	1.72	10/07/04	11,000,000
	Omaha,
7,000	Eagle # 2004001 Class A	1.75	10/07/04	7,000,000
5,445	Omaha Convention Center & Arena Ser 2004 PT-2141	1.72	10/07/04	5,445,000

	New Hampshire
16,000	New Hampshire Health & Education Facilities Authority, Dartmouth College Ser 2002	1.65	10/07/04	16,000,000

	New Mexico
18,380	Farmington, Arizona Public Service Ser 1994 B	1.73	10/01/04	18,380,000

	New York
	Jay Street Development Corporation,
1,500	Fiscal 2001 Ser A-1	1.72	10/07/04	1,500,000
1,400	Fiscal 2001 Ser A-3	1.69	10/07/04	1,400,000
10,000	Long Island Power Authority, Electric System Ser 2 Subser 2A	1.72	10/07/04	10,000,000
1,200	Suffolk County Water Authority, Ser 2003 BANs	1.69	10/07/04	1,200,000

	North Carolina
10,800	Charlotte, Fiscal Year 2002 Ser C COPs	1.70	10/07/04	10,800,000
40,000	Charlotte-Mecklenburg Hospital Authority, Health Care System Ser 1996 C	1.70	10/07/04	40,000,000
2,200	Durham, Ser 1993A COPs	1.73	10/07/04	2,200,000

	Mecklenburg County,
12,625	Ser 2001 COPs	1.70	10/07/04	12,625,000
9,155	Ser 2004 COPs	1.69	10/07/04	9,155,000
30,000	North Carolina, Ser 2002 C	1.67	10/07/04	30,000,000
10,000	North Carolina Capital Facilities Finance Agency, Durham Academy Ser 2001	1.69	10/07/04	10,000,000
	North Carolina Medical Care Commission,
32,600	Firsthealth of the Carolinas Ser 2002	1.68	10/07/04	32,600,000
600	Mission-St Joseph’s Health System Ser 2003	1.75	10/07/04	600,000
33,400	North Carolina Baptist Hospitals Ser 2000	1.65	10/07/04	33,400,000
6,450	Rowan Regional Medical Center Ser 2004 ROCs II-R Ser 296 (FSA)	1.75	10/07/04	6,450,000

	Ohio
4,000	Cincinnati, City School District Ser 2003 Eagle #20040034 (Class A) (FSA)	1.75	10/07/04	4,000,000
4,905	Middletown City School District, ROCs II-R 303 Ser 2003 (FGIC)	1.75	10/07/04	4,905,000
5,625	Ohio, Ser 2004 PT-2137	1.72	10/07/04	5,625,000

	Oklahoma
	Oklahoma Water Resources Board, State Loan Program
30,130	Ser 1994 A & 1999	1.35	03/01/05	30,130,000
8,345	Ser 1999	1.35	03/01/05	8,345,000
25,000	Ser 2001	0.98	10/01/04	25,000,000
24,700	Ser 2001	1.58	04/01/05	24,700,000
10,000	Tulsa County Industrial Authority, Capital Improvement Ser 2003 A	1.40	11/15/04	10,000,000

	Oregon
15,000	Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003	1.69	10/07/04	15,000,000
4,500	Oregon Department of Administrative Services, Oregon Appropriation Ser 2003 Eagle #20041010 (FSA)	1.75	10/07/04	4,500,000
17,000	Oregon Health Sciences University, OHSU Medical Group Ser 2004 A	1.75	10/07/04	17,000,000

	Pennsylvania
20,635	Northampton County General Purpose Authority, Lehigh University Ser 2000 B	1.68	10/07/04	20,635,000
	Pennsylvania Higher Education Assistance Agency,
33,000	Student Loan 1988 Ser B (Ambac) (AMT)	1.68	10/07/04	33,000,000
15,000	Student Loan 2001 Ser A (Ambac) (AMT)	1.70	10/07/04	15,000,000
10,500	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health Services Ser 1994 B	1.70	10/07/04	10,500,000
26,200	Pennsylvania Turnpike Commission, 2002 Ser A-2	1.70	10/07/04	26,200,000
27,800	Philadelphia, Water & Wastewater Ser 2003 (FSA)	1.68	10/07/04	27,800,000
1,200	Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Ser 2002 B	1.71	10/01/04	1,200,000
39,100	Washington County Authority, The Trustees of The University of Pennsylvania Ser 2004	1.67	10/07/04	39,100,000
23,300	York General Authority, Harrisburg School District Subser 1996B (Ambac)	1.69	10/07/04	23,300,000

	Rhode Island
23,520	Rhode Island Convention Center Authority, Refg Ser 2001 A (MBIA)	1.72	10/07/04	23,520,000
	Rhode Island Health & Educational Building Corporation,
16,000	Brown University 2003 Ser B	1.68	10/07/04	16,000,000
300	Care New England Ser 2002 A	1.76	10/01/04	300,000

	South Carolina
13,100	Florence County, McLeod Regional Medical Center Ser 1985 A (FGIC)	1.72	10/07/04	13,100,000
24,000	Greenwood County, Fuji Photo Film Inc Ser 2001 (AMT)	1.76	10/07/04	24,000,000
5,000	South Carolina Jobs Economic Development Authority, Burroughs & Chapin Business Park Ser 2002	1.75	10/07/04	5,000,000

9,845	South Carolina Public Service Authority, ROCs II-R Ser 2098 (Ambac) & Ser 6007 (Ambac)	1.75	10/07/04	9,845,000

	Tennessee
13,000	Chattanooga Health, Educational & Housing Facility Board, The Baylor School Ser 2004	1.69	10/07/04	13,000,000
16,575	Clarksville Public Building Authority, Pooled Financing Ser 1997	1.70	10/07/04	16,575,000
17,000	Greeneville Health & Educational Facilities Board, Laughlin Memorial Hospital Ser 2004	1.69	10/07/04	17,000,000
5,100	Memphis, Airport Refg Ser 1995 B (AMT)	1.75	10/07/04	5,100,000
10,000	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Ensworth School Ser 2002	1.69	10/07/04	10,000,000
46,365	Montgomery County Public Building Authority, Pooled Financing Ser 1997 & 1999	1.70	10/07/04	46,365,000

	Texas
1,900	Bell County Health Facilities Development Corporation, Scott & White Memorial Hospital Ser 2001-2 (MBIA)	1.72	10/01/04	1,900,000
1,775	Bexar County Housing Finance Corporation, Multi-Family PT-2082	1.73	10/07/04	1,775,000
19,765	Brownsville, Utilities System Sub Lien Ser 2002 B (MBIA)	1.72	10/07/04	19,765,000
4,500	Cypress-Fairbanks Independent School District Ser 2004 MERLOTs Ser C 16	1.74	10/07/04	4,500,000
8,630	El Paso Independent School District, Ser 2004 A ROCs II-R Ser 2129	1.75	10/07/04	8,630,000
19,519	Garland Health Facilities Development Corporation, Chambrel Club Hill Ser 2002	1.69	10/07/04	19,519,000
	Harris County Health Facilities Development Corporation,
24,750	Methodist Hospital Ser 2002	1.72	10/01/04	24,750,000
6,850	Young Men’s Christian Association of the Greater Houston Area Ser 1999	1.72	10/01/04	6,850,000
27,900	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	1.70	10/07/04	27,900,000

5,190	Houston, Combined Utility System Ser 2004 ROCs II-R Ser 4559 (FSA)	1.75	10/07/04	5,190,000
6,380	Keller Independent School District, Ser 2001 P-FLOATs PT-2280	1.73	10/07/04	6,380,000
8,000	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	1.28	02/15/05	8,000,000
8,900	Mansfield Independent School District, ROCs II-R Ser 6005	1.75	10/07/04	8,900,000
5,380	Northside Independent School District, Ser 2003 PT-2254	1.73	10/07/04	5,380,000
	San Antonio,
6,015	ROCs II-R Ser 6003 (FSA)	1.75	10/07/04	6,015,000
19,900	Water System Ser 2003 B (MBIA)	1.70	10/07/04	19,900,000
13,000	Texas, Ser 2004 Trust Receipts Ser 2004 L61J	1.75	10/07/04	13,000,000
7,150	Texas Department of Housing and Community Affairs, High Point III Development Ser 1993 A	1.68	10/07/04	7,150,000
22,835	Texas Municipal Gas Corporation, Senior Lien Ser 1998 (FSA)	1.70	10/07/04	22,835,000
8,000	University of Texas System, Refg Ser 2001 A	1.70	10/07/04	8,000,000

	Utah
	Intermountain Power Agency,
17,600	1985 Ser E (Ambac)	1.24	12/01/04	17,600,000
16,750	1985 Ser E (Ambac)	1.43	03/15/05	16,750,000
35,900	1985 Ser F (Ambac)	1.40	03/15/05	35,900,000
1,500	Murray City, IHC Health Services Inc Ser 2003 C	1.72	10/01/04	1,500,000
3,700	Salt Lake County, Service Station Holdings British Petroleum Ser 1994B	1.72	10/01/04	3,700,000

	Various States
39,210	Municipal Securities Pooled Trust Receipts, Ser 2004 SG P-18	1.84	10/07/04	39,210,000

	Vermont
9,500	Vermont Housing Finance Agency, West Block University of Vermont Apartments Ser 2004 A	1.72	10/07/04	9,500,000

	Virginia
15,000	Chesapeake Hospital Authority, Chesapeake General Hospital Ser 2001A	1.69	10/07/04	15,000,000
7,590	Fairfax County, Ser 2004 A PUTTERs Ser 461	1.71	10/07/04	7,590,000
57,585	Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Ser 2003 F	1.66	10/07/04	57,585,000

	Washington
6,050	Bellevue, Ser 2004 Eagle #20041011 Class A (MBIA)	1.75	10/07/04	6,050,000
3,595	King County School District #216, ROCs II-R Ser 5026 (FSA)	1.75	10/07/04	3,595,000
4,195	Pierce County, Puyallup School District No 3 PUTTERs Ser 415 (FSA)	1.73	10/07/04	4,195,000
15,000	Port of Seattle, 1997 Ser A (AMT)	1.78	10/07/04	15,000,000
1,950	Washington Health Care Facilities Authority, Providence Services Ser 2002 A (MBIA)	1.72	10/01/04	1,950,000

	Wisconsin
9,500	Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)	2.00	10/07/04	9,500,000
3,250	Wisconsin Health & Educational Facilities Authority, Ministry Health Care PUTTERs Ser 399 (MBIA)	1.73	10/07/04	3,250,000

	Total Short-Term Variable Rate Municipal Obligations
	(Cost $2,279,255,655)			2,279,255,655

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Tax-Exempt Commercial Paper (11.9%)
	Alabama
13,000	Montgomery County Industrial Development Board, PECO Energy 1994 Ser A	1.32%	10/20/04	1.32%	13,000,000

	District of Columbia
5,000	District of Columbia, National Academy of Science, Ser 1999 B (Ambac)	1.22	11/17/04	1.22	5,000,000

	Florida
3,000	Gainesville Utility System, Ser C	1.21	11/12/04	1.21	3,000,000
17,445	Jacksonville Health Facilities Authority, St Luke’s Hospital Association Ser 2001 A	1.35	11/18/04	1.35	17,445,000

	Maryland
26,000	Maryland Health & Higher Educational Facilities Authority, The Johns Hopkins Hospital Ser C	1.30	11/23/04	1.30	26,000,000

	Massachusetts
11,000	Massachusetts Health Educational Facilities Authority, Harvard University Ser EE	1.17	10/27/04	1.17	11,000,000

	Minnesota
	Rochester, Mayo Foundation/Mayo Medical Center
14,000	Ser 1992 C	1.35	11/17/04	1.35	14,000,000
10,000	Ser 2000 C	1.18	11/18/04	1.18	10,000,000

	Nebraska
6,700	Omaha Public Power District, Ser A	1.62	12/08/04	1.62	6,700,000

	New Hampshire
14,000	New Hampshire, Ser A 1998 BANs	1.12	10/13/04	1.12	14,000,000

	New York
20,000	New York City Municipal Water Finance Authority, Ser 5-B	1.20	11/08/04	1.20	20,000,000

	Ohio
19,500	Ohio State University, General Receipts Ser 2001 D	1.30	11/09/04	1.30	19,500,000

	Pennsylvania
8,000	Montgomery County Industrial Development Authority, PECO Energy Co 1994 Ser A	1.30	11/19/04	1.30	8,000,000

	Texas
	Dallas Area Rapid Transit,
30,000	Senior Sub Lien Ser 2001	1.18	11/10/04	1.18	30,000,000
10,000	Senior Sub Lien Ser 2001	1.38	12/07/04	1.38	10,000,000
24,640	Lower Colorado River Authority, Ser A	1.13	10/06/04	1.13	24,640,000
	San Antonio,
17,600	Electric & Gas Ser 1995 A	1.17	10/19/04	1.17	17,600,000
22,000	Electric & Gas Ser 1995 A	1.17	10/21/04	1.17	22,000,000
20,000	Texas Public Finance Authority, Unemployment Compensation Ser 2003 C-1	1.16	11/12/04	1.16	20,000,000
	University of Texas Regents,
25,000	Permanent University Fund Ser A	1.15	10/27/04	1.15	25,000,000
10,000	Permanent University Fund Ser A	1.30	11/22/04	1.30	10,000,000

	Washington
20,000	King County, Sewer Ser A	1.17	10/28/04	1.17	20,000,000

	Total Tax-Exempt Commercial Paper (Cost $346,885,000)				346,885,000

	Short-Term Municipal Notes & Bonds (10.4%)
	Illinois
7,270	Chicago Park District, Tax Anticipation Warrants Ser 2004 A, dtd 06/23/04	3.00	05/02/05	1.55	7,330,753
30,000	Illinois, Certificates Ser 2004, dtd 06/23/04	2.00	10/22/04	1.15	30,014,526
3,000	Illinois Finance Authority, Ser 2004-A School Notes, dtd 02/25/04	1.80	12/01/04	0.96	3,002,725

	Indiana
	Indiana Bond Bank,
25,000	Advance Funding Notes Ser 2004 A, dtd 01/29/04	2.00	01/25/05	1.10	25,070,497
16,000	Midyear Funding Notes Ser 2004 A, dtd 06/24/04	2.50	01/26/05	1.38	16,056,680
25,000	Indianapolis Local Public Improvement Bond Bank, Ser 2004 F Notes, dtd 07/15/04	2.00	01/06/05	1.33	25,044,204

	Kentucky
20,000	Kentucky Association of Counties Advance Revenue Program, Ser 2004 A COPs TRANs, dtd 07/01/04	3.00	06/30/05	1.68	20,193,389

	Massachusetts
20,000	Gateway Regional School District, Ser 2004 BANs, dtd 05/05/04	3.00	02/10/05	1.55	20,102,043
5,000	Malden, Ser 2004 BANs, dtd 08/10/04	2.00	11/24/04	1.20	5,005,859
10,000	Pioneer Valley Transit Authority, Ser 2004 RANs, dtd 08/06/04	2.75	08/05/05	2.00	10,062,023
7,800	Southeastern Regional Transportation Authority, Ser 2004 RANs, dtd 09/10/04	2.50	09/09/05	1.85	7,846,746

	Minnesota
2,420	Buffalo-Hanover-Montrose Independent School District No 877, Aid Anticipation Certificates Ser 2004 A, dtd 07/20/04	2.75	08/20/05	1.70	2,442,041
2,845	Chisago Lakes Independent School District No 2144, Aid Anticipation Certificates Ser 2004 B, dtd 07/29/04	2.75	08/29/05	1.70	2,871,619
4,500	Orono Independent School District No 278 Aid Anticipation Certificates Ser 2004 A, dtd 07/29/04	2.75	08/29/05	1.72	4,542,104
2,600	Rocori Area Schools Independent School District No 750, Aid Anticipation Certificates Ser 2004 A, dtd 07/15/04	3.00	08/15/05	1.70	2,628,842

	New Jersey
4,607	East Hanover Township, Ser 2004 BANs, dtd 08/24/04	2.25	12/31/04	1.50	4,615,582
7,021	Wood-Ridge Board of Education, Temporary Notes Ser 2004 BANs, dtd 07/29/04	2.00	01/27/05	1.20	7,038,890

	New York
10,000	Cato-Meridian Central School District, Ser 2004 BANs, dtd 07/22/04	2.75	07/22/05	1.75	10,079,098
1,885	Murray, Ser 2004 BANs, dtd 08/05/04	3.00	08/04/05	1.75	1,904,475
17,000	Poughkeepsie City School District, Ser 2004 BANs, dtd 05/06/04	2.50	05/06/05	1.59	17,090,106
7,200	Steuben-Allegany Board of Cooperative Educational Services, Sole Supervisory District, Ser 2004 RANs , dtd 06/30/04	3.00	06/30/05	1.80	7,263,230
14,000	Spencer-Van Etten Central School District, Ser 2004 BANs, dtd 06/17/04	3.00	06/17/05	1.88	14,109,674
3,000	Wappingers Central School District, Ser 2004 TANs, dtd 07/22/04	1.75	11/16/04	1.15	3,002,229

	North Carolina
10,700	Beaufort County Water District VI, Water Ser 2004 BANs, dtd 10/12/04 (WI)	2.75	02/16/05	1.65	10,740,232

	Ohio
20,575	Central Ohio Solid Waste Authority, Ser 2004 BANs, dtd 06/10/04	2.50	12/10/04	1.29	20,622,300
1,860	St Bernard, Ser 2004 BANs, dtd 07/15/04	2.60	07/14/05	1.80	1,871,443

	Oregon
22,000	Oregon, 2003 Ser A TANs, dtd 10/22/03	2.25	11/15/04	1.07	22,031,579

	Total Short-Term Municipal Notes & Bonds (Cost $302,582,889)				302,582,889

	Total Investments (Cost $2,928,723,544) (a) (b)			100.4%	2,928,723,544

	Liabilities in Excess of Other Assets			(0.4)	(11,798,429)

	Net Assets			100.0%	$2,916,925,115

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
MERLOTs	Municipal Exempt Receipts Liquidity Option Tender.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
TOBs	Tender Option Bonds.
TRANs	Tax and Revenue Anticipation Notes.
WI	Security purchased on a “when-issued” basis.
+	Rate shown is the rate in effect at September 30, 2004.
*	Date on which the principal amount can be recovered through demand.
(a)	Securities have been designated as collateral in an amount equal to $10,740,232 in connection with the purchase of a when-issued security.
(b)	Cost is the same for federal income tax purposes.

Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FHA	Federal Housing Administration.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004